Per Share Data (Tables)	12 Months Ended
Mar. 31, 2017
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2015, 2016 and 2017 is as follows:

In fiscal 2015, 2016 and 2017 the diluted EPS calculation excludes stock options for 6,499 thousand shares, 4,370 thousand shares and 2,697 thousand shares, as they were antidilutive.

	Millions of yen
	2015	2016	2017
Net Income attributable to ORIX Corporation shareholders	¥234,651	¥260,169	¥273,239

	Thousands of shares
	2015	2016	2017
Weighted-average shares	1,309,144	1,309,136	1,308,105
Effect of dilutive securities
Exercise of stock options	1,865	1,377	1,277

Weighted-average shares for diluted EPS computation	1,311,009	1,310,513	1,309,382

	Yen
	2015	2016	2017
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥179.24	¥198.73	¥208.88
Diluted	178.99	198.52	208.68